Consolidated Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 2.5%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,721,055
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,732,022
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 2,967,850
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,721,594
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,386,014
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,392,544
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,851 3,189,496
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,682 2,996,956
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 974 847,459
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,428,950
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36 ............... 3,200 3,071,022
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 2,816,154
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,718,437
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 796 664,178
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,289,227
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 2,994,285
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 873,595
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,421,095
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 2,772,443
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,337,821
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,730,364
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,827,620
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,376,890
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,092,232
65,369,303
Total Asset-Backed Securities — 2.5%
(Cost: $ 75,601,544 ) .............................. 65,369,303
Security
Shares
Shares Value
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 $ 435,000
Invitation Homes, Inc. ........... 15,000 475,350
910,350
Total Common Stocks — 0.0%
(Cost: $ 1,305,281 ) .............................. 910,350
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
Central China Real Estate Ltd., 7.25%
,
07/16/24
(b)
................ USD 545 19,075
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(b) (c) (d)
.............. 545 8,175
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(b)
........... 545 34,281
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(b) (c) (d)
.............. 545 35,425
Easy Tactic Ltd., 7.50%
,
( 7.50 % Cash
or 7.50 % PIK), 07/11/28
(e)
...... 611 30,544
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(b) (c) (d)
........ 345 13,800
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(b) (c) (d)
.............. 545 10,900
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(b) (c) (d)
.............. 545 29,975
KWG Group Holdings Ltd., 5.95%
,
08/10/25
(b)
................ 545 49,050
Logan Group Co. Ltd., 4.50%
,
01/13/28
(b) (c) (d)
.............. 545 38,150
Modern Land China Co. Ltd.
(b)(c)(d)(e)(f)
8.00% , ( 8.00 % Cash or 10.00%
PIK), 12/30/24 ........... 163 —
9.00% , ( 9.00 % Cash or 11.00%
PIK), 12/30/25 ........... 164 —
9.00% , ( 9.00 % Cash or 11.00%
PIK), 12/30/26 ........... 164 —
9.00% , ( 9.00 % Cash or 11.00%
PIK), 12/30/27 ........... 164 118
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(b)
........... 345 30,764
Redco Properties Group Ltd., 9.90%
,
02/17/24
(b) (c) (d)
.............. 545 19,993
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(b) (c) (d)
.............. 545 19,075
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(b) (c) (d)
.............. 545 16,350
Sino-Ocean Land Treasure III Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.26%),
6.95%
(b) (c) (d) (f) (g)
.............. 545 5,450
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(b) (c) (d)
.............. 545 74,937
Times China Holdings Ltd., 5.75%
,
01/14/27
(b) (c) (d)
.............. 545 20,438
Yango Justice International Ltd., 8.25%
,
11/25/23
(b) (c) (d)
.............. 545 5,450
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(b) (c) (d)
......... 345 20,700

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(b) (c) (d)
.............. USD 545 $ 5,450
488,100
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(b)
................ 545 485,943
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(b)
................ 545 437,902
MGM China Holdings Ltd., 4.75%
,
02/01/27
(b)
................ 545 490,048
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 408,194
1,336,144
Total Corporate Bonds — 0.1%
(Cost: $ 11,772,671 ) .............................. 2,310,187
Shares
Shares
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 2,132,889
Total Investment Companies — 0.1%
(Cost: $ 2,933,731 ) .............................. 2,132,889
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0 .9%
United States — 0.9%
(a)(f)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... 2,927 2,794,997
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67 ......... 5,665 5,489,549
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66 ................. 3,570 2,697,581
JPMorgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63 ................. 1,561 1,427,824
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57 ..... 883 859,183
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61 ............... 4,136 3,137,287
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,407 1,359,255
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 4,119 4,007,849
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,163 1,160,940
22,934,465
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0 .2%
United States — 0.2%
(a)(f)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... USD 950 $ 774,754
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 108,084
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR + 1.49%),
6.83%, 07/15/38 .......... 2,851 2,816,556
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR + 1.81%),
7.15%, 07/15/38 .......... 399 393,237
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR + 2.36%),
7.70%, 07/15/38 .......... 798 785,379
4,878,010
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $ 28,662,897 ) .............................. 27,812,475
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(f)
Series 2017-K62 , Class B ,
4.01% , 01/25/50 ........ 2,500 2,336,341
Series 2017-K65 , Class B ,
4.22% , 07/25/50 ........ 2,000 1,871,428
Series 2018-K73 , Class B ,
3.99% , 02/25/51 ........ 1,350 1,239,146
Series 2018-K82 , Class B ,
4.27% , 09/25/28 ........ 2,043 1,875,180
Series 2018-K83 , Class B ,
4.42% , 11/25/51 ........ 2,000 1,846,150
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 696 571,952
Series 2019-K91 , Class B ,
4.40% , 04/25/51 ........ 2,000 1,823,372
Series 2019-K94 , Class B ,
4.10% , 07/25/52 ........ 2,000 1,789,263
Series 2020-K737 , Class B ,
3.42% , 01/25/53 ........ 932 856,694
14,209,526
Mortgage-Backed Securities — 5.8%
Uniform Mortgage-Backed Securities
(j)
5.00% , 10/25/53 .......... 44,874 42,335,796
5.50% , 10/25/53 .......... 75,454 72,916,347
6.00% , 10/25/53 .......... 34,430 33,978,106
149,230,249
Total U.S. Government Sponsored Agency Securities
—
6 .3%
(Cost: $ 167,395,271 ) ............................. 163,439,775
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88% , 02/15/41 ............ 6,155 3,970,456
4.13% , 08/15/53 ............ 10,950 9,940,547
U.S. Treasury Inflation Linked Bonds
2.38% , 01/15/25 - 01/15/27 ..... 83,131 82,269,915
2.00% , 01/15/26 ............ 30,531 29,930,208
1.75% , 01/15/28 ............ 28,890 28,058,388

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.63% , 04/15/28 ............ USD 29,745 $ 31,250,817
2.50% , 01/15/29 ............ 26,852 27,029,944
3.88% , 04/15/29 ............ 34,319 36,944,663
3.38% , 04/15/32 ............ 13,070 14,083,322
2.13% , 02/15/40 - 02/15/41 ..... 35,529 34,386,947
0.75% , 02/15/42 ............ 38,066 28,818,640
0.63% , 02/15/43 ............ 30,198 21,938,450
1.38% , 02/15/44
(k) (l)
.......... 41,352 34,558,725
0.75% , 02/15/45
(k) (l)
.......... 45,011 32,697,852
1.00% , 02/15/46 - 02/15/49 ..... 61,865 46,212,506
0.88% , 02/15/47 ............ 29,399 21,422,469
0.25% , 02/15/50 ............ 29,315 17,246,493
0.13% , 02/15/51 - 02/15/52 ..... 110,489 60,857,570
1.50% , 02/15/53 ............ 36,615 30,257,755
U.S. Treasury Inflation Linked Notes
0.13% , 10/15/24 - 07/15/31 ..... 772,000 701,411,588
0.25% , 01/15/25 - 07/15/29 ..... 133,642 124,176,818
0.38% , 07/15/25 - 07/15/27 ..... 211,297 198,505,330
0.63% , 01/15/26 - 07/15/32 ..... 172,669 155,703,224
1.63% , 10/15/27 ............ 76,540 74,308,102
0.50% , 01/15/28 ............ 70,816 65,264,376
1.25% , 04/15/28 ............ 75,175 71,469,674
0.75% , 07/15/28 ............ 59,989 55,818,188
0.88% , 01/15/29 ............ 47,772 44,320,424
0.13% , 01/15/32
(m)
........... 90,647 75,935,995
1.13% , 01/15/33
(l) (m)
.......... 97,087 87,670,712
1.38% , 07/15/33 ............ 43,227 39,965,967
Total U.S. Treasury Obligations — 89.1%
(Cost: $ 2,533,764,046 ) ........................... 2,286,426,065
Total Long-Term Investments — 99 .2%
(Cost: $ 2,821,435,441 ) ........................... 2,548,401,044
Short-Term Securities
Borrowed Bond Agreements — 0.2%
(n)
Nomura Securities International,
Inc. , 5.35% , Open (Purchased
on 09/05/23 to be repurchased at
USD 4,886,255 , collateralized by
U.S. Treasury Bonds , 3.63%, due
at 02/15/53 , par and fair value of
USD 5,540,000 and $ 4,581,753 ,
respectively)
(o)
.............. 4,868 4,868,275
Total Borrowed Bond Agreements — 0.2%
(Cost: $ 4,868,275 ) .............................. 4,868,275
Shares
Shares
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.23%
(h) (p)
.... 2,980,139 2,980,139
Total Money Market Funds — 0 .1%
(Cost: $ 2,980,139 ) .............................. 2,980,139
Total Short-Term Securities — 0.3%
(Cost: $ 7,848,414 ) .............................. 7,848,414
Security
Shares
Shares Value
Total Options Purchased — 0 .5%
(Cost: $ 8,063,759 ) .............................. $ 12,316,219
Total Investments Before Options Written, Borrowed Bonds,
TBA Sale Commitments and Investments Sold Short
— 100.0%
(Cost: $ 2,837,347,614 ) ........................... 2,568,565,677
Total Options Written — ( 0 .6 ) %
(Premiums Received — $ (9,220,475) ) ................. (15,413,972)
Par (000)
Pa r (000)
Borrowed Bonds
U.S. Treasury Obligations — ( 0 .1 ) %
United States — (0.1)%
U.S. Treasury Bonds , 3.63% , 02/15/53 USD (5,540) (4,581,753)
Total Borrowed Bonds — ( 0 .1 ) %
(Proceeds: $ (5,086,656) ) ..........................
(4,581,753)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(j)
5.50% , 10/25/53 ............ (2,510) (2,425,581)
6.00% , 10/25/53 ............ (8,592) (8,479,230)
Total TBA Sale Commitments — ( 0 .4 ) %
(Proceeds: $ (10,912,173) ) ......................... (10,904,811)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
0.13% , 02/15/52 ............ (44,974) (24,678,557)
U.S. Treasury Inflation Linked Notes ,
0.63% , 07/15/32
(m)
........... (9,469) (8,249,844)
Total U.S. Treasury Obligations — ( 1 .3 ) %
(Proceeds: $ (37,721,534) ) .........................
(32,928,401)
Total Investments Sold Short — ( 1 .3 ) %
(Proceeds: $ (37,721,534) ) ......................... (32,928,401)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 97 .6%
(Cost: $ 2,774,406,776 ) ........................... 2,504,736,740
Other Assets Less Liabilities — 2.4% ................... 62,328,181
Net Assets — 100.0% .............................. $ 2,567,064,921
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(o)
The amount to be repurchased assumes the maturity will be the day after the period end.
(p)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,792,373 $ — $ (5,812,234)
(a)
$ — $ — $ 2,980,139 2,980,139 $ 117,236 $ —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 50,986,452 (50,805,617) (180,835) — — — 165,656 —
iShares Residential and
Multisector Real Estate ETF . 2,210,184 — — — (77,295) 2,132,889 32,341 46,385 —
$ (180,835) $ (77,295) $ 5,113,028 $ 329,277 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Securities (USA), Inc. 5 .39% 09/29/23 10/02/23   $ 76,239,573 $ 76,262,402 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 5 .41 09/29/23 10/02/23   33,570,000 33,580,090 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 5 .41 09/29/23 10/02/23   51,590,000 51,605,506 U.S. Treasury Obligations Overnight
$ 161,399,573 $ 161,447,998

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 21 12/15/23 $ 1,512 $ (38,222)
Canada 10-Year Bond ....................................................... 52 12/18/23 4,408 (60,527)
30-day Federal Funds ....................................................... 92 03/28/24 36,262 (48,536)
(147,285)
Short Contracts
30-day Federal Funds ....................................................... 92 10/31/23 36,293 (15,604)
Euro-Buxl ............................................................... 25 12/07/23 3,234 236,208
Japan 10-Year Bond ........................................................ 19 12/13/23 18,430 88,610
Australia 3-Year Bond ....................................................... 246 12/15/23 16,661 131,685
U.S. Treasury 10-Year Note ................................................... 438 12/19/23 47,311 912,395
U.S. Treasury 10-Year Ultra Note ............................................... 173 12/19/23 19,295 459,980
U.S. Treasury Long Bond ..................................................... 89 12/19/23 10,132 562,461
U.S. Treasury 2-Year Note .................................................... 183 12/29/23 37,093 32,475
U.S. Treasury 5-Year Note .................................................... 747 12/29/23 78,680 92,998
2,501,208
$ 2,353,923
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,120,000 JPY 166,583,054 JPMorgan Chase Bank NA 10/03/23 $ 5,285
EUR 2,224,000 GBP 1,922,339 HSBC Bank plc 12/20/23 13,475
GBP 968,222 EUR 1,112,000 JPMorgan Chase Bank NA 12/20/23 1,873
USD 260,898 AUD 404,000 JPMorgan Chase Bank NA 12/20/23 421
USD 261,278 CAD 352,000 Toronto Dominion Bank 12/20/23 1,788
22,842
USD 895,416 GBP 735,000 Morgan Stanley & Co. International plc 10/03/23 (1,358)
GBP 963,986 EUR 1,112,000 JPMorgan Chase Bank NA 12/20/23 (3,298)
(4,656)
$ 18,186
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 2,787 10/13/23 USD 95.63 USD 696,750 $ 313,538
Put
3-mo. SOFR Interest Futures .................... 1,088 10/13/23 USD 94.88 USD 272,000 890,800
3-mo. SOFR Interest Futures .................... 1,632 10/13/23 USD 95.00 USD 408,000 1,846,200
3-mo. SOFR Interest Futures .................... 2,720 10/13/23 USD 95.63 USD 680,000 7,310,000
10,047,000
$ 10,360,538

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Goldman Sachs International 10/27/23 JPY 146.00 USD 7,008 $ 24,037
USD Currency ........................... JPMorgan Chase Bank NA 12/22/23 JPY 140.00 USD 3,535 14,169
$ —
$ 38,206
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination Citibank NA 01/22/24 4 .50 % USD 491,316 $ 216,755
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination Citibank NA 01/24/24 4 .55 USD 491,316 249,993
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4 .24 USD 46,658 705,690
1,172,438
Put
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4 .24 USD 46,658 745,037
$ 1,917,475
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 2,787 10/13/23 USD 95.88 USD 696,750 $ (104,513)
Put
3-mo. SOFR Interest Futures ..................... 1,088 10/13/23 USD 95.13 USD 272,000 (1,564,000)
3-mo. SOFR Interest Futures ..................... 1,632 10/13/23 USD 95.25 USD 408,000 (2,856,000)
3-mo. SOFR Interest Futures ..................... 2,720 10/13/23 USD 95.38 USD 680,000 (5,610,000)
(10,030,000)
$ (10,134,513)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. JPMorgan Chase Bank NA 10/23/23 JPY 144.00 USD 3,535 $ (4,507)
USD Currency ............................. Goldman Sachs International 10/27/23 JPY 143.00 USD 7,008 (8,124)
–
$ (12,631)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination Citibank NA 01/22/24 3 .80 % USD 491,316 $ (62,266)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3.85% At Termination 1-day SOFR At Termination Citibank NA 01/24/24 3 .85 % USD 491,316 $ (72,510)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/11/24 4 .00 USD 46,659 (457,407)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/12/24 4 .00 USD 46,659 (460,144)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3 .96 USD 46,659 (436,411)
5-Year Interest Rate Swap
(a)
. 4.03% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/15/24 4 .03 USD 23,329 (246,317)
(1,735,055)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/11/24 4 .00 USD 46,659 (998,356)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/12/24 4 .00 USD 46,659 (999,284)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3 .96 USD 46,659 (1,053,142)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Semi-Annual
Morgan Stanley & Co.
International plc 03/15/24 4 .03 USD 23,329 (480,991)
(3,531,773)
$ (5,266,828)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 4.19% At Termination 07/29/24
(a)
07/29/25 USD 26,179 $ (120,057) $ — $ (120,057)
3.23% At Termination 1-day ESTR At Termination 07/29/24
(a)
07/29/25 EUR 23,163 21,262 — 21,262
1-day
REPO_CORRA Semi-Annual 4.38% Semi-Annual N/A 07/20/26 CAD 11,575 (97,421) — (97,421)
1-day
REPO_CORRA Semi-Annual 4.40% Semi-Annual N/A 07/20/26 CAD 11,576 (93,869) — (93,869)
4.30% Annual 1-day SOFR Annual N/A 09/21/28 USD 4,713 20,612 — 20,612
4.23% Annual 1-day SOFR Annual 03/20/24
(a)
03/20/29 USD 13,668 9,500 — 9,500
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 263,238 (2,345) — (2,345)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 263,238 (4,476) — (4,476)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 526,476 (9,803) — (9,803)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 762,482 (22,838) — (22,838)
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 8,315 (324,711) — (324,711)
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 3,790 139,203 — 139,203
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 3,789 138,718 — 138,718
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 1,880 (17,771) — (17,771)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 3,696 243,466 — 243,466
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 825 18,021 — 18,021
$ (102,509) $ — $ (102,509)
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.48% At Termination 09/11/25 USD 15,400 $ (7,501) $ — $ (7,501)
2.79% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/25 EUR 13,565 (34,698) (2,617) (32,081)
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/27 USD 15,400 (2,337) — (2,337)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.66% At Termination 09/15/27 EUR 13,565 60,040 (202) 60,242
2.41% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 05/15/28 EUR 10,215 40,317 — 40,317
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.44% At Termination 05/15/33 EUR 10,215 (81,097) — (81,097)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 09/15/33 EUR 11,210 111,397 — 111,397
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.64% At Termination 03/15/53 EUR 420 (15,944) — (15,944)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 03/15/53 EUR 420 (10,367) — (10,367)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.70% At Termination 04/15/53 EUR 380 (6,065) (1,093) (4,972)
U.S. Consumer Price Index
All Items Monthly At Termination 2.49% At Termination 07/14/53 USD 2,600 (66,281) — (66,281)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.78% At Termination 08/15/53 EUR 725 4,813 444 4,369
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.80% At Termination 08/15/53 EUR 730 8,655 (1,365) 10,020
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.81% At Termination 08/15/53 EUR 853 12,588 — 12,588
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.82% At Termination 08/15/53 EUR 853 15,575 4,702 10,873
U.S. Consumer Price Index
All Items Monthly At Termination 2.55% At Termination 08/18/53 USD 1,325 (18,794) — (18,794)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.81% At Termination 09/15/53 EUR 445 6,620 — 6,620
$ 16,921 $ (131) $ 17,052
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day ESTR ......................................... Euro Short-Term Rate 3 .88%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .02
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate ( 0 .06 )

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 65,369,303 $ — $ 65,369,303
Common Stocks ......................................... 910,350 — — 910,350
Corporate Bonds ........................................ — 2,310,187 — 2,310,187
Investment Companies .................................... 2,132,889 — — 2,132,889
Non-Agency Mortgage-Backed Securities ........................ — 27,812,475 — 27,812,475
U.S. Government Sponsored Agency Securities .................... — 163,439,775 — 163,439,775
U.S. Treasury Obligations ................................... — 2,286,426,065 — 2,286,426,065
Short-Term Securities
Borrowed Bond Agreements ................................. — 4,868,275 — 4,868,275
Money Market Funds ...................................... 2,980,139 — — 2,980,139
Options Purchased
Foreign currency exchange contracts ........................... — 38,206 — 38,206
Interest rate contracts ...................................... 10,360,538 1,917,475 — 12,278,013
Liabilities
Investments
Borrowed Bonds ......................................... — (4,581,753) — (4,581,753)
TBA Sale Commitments .................................... — (10,904,811) — (10,904,811)
Investment Sold Short
U.S. Treasury Obligations ................................... — (32,928,401) — (32,928,401)
$ 16,383,916 $ 2,503,766,796 $ — $ 2,520,150,712
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 22,842 $ — $ 22,842
Interest rate contracts ....................................... 2,516,812 590,782 — 3,107,594
Other contracts ........................................... — 256,426 — 256,426
Liabilities
Foreign currency exchange contracts ............................ — (17,287) — (17,287)
Interest rate contracts ....................................... (10,297,402) (5,960,119) — (16,257,521)
Other contracts ........................................... — (239,374) — (239,374)
$ (7,780,590) $ (5,346,730) $ — $ (13,127,320)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Inflation Protected Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.
As of period end, reverse repurchase agreements of $161,447,998 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate